LOAN PAYABLE	6 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 7 — LOAN PAYABLE

On March 16, 2025, the Company has entered into a short-term loan with a third party. The short-term loan bears an interest at an annual rate of 5% per annum. Interest is accrued annually and is payable on the earlier of December 31, 2025, and the date on which the Company consummates an initial public offering of its securities unless a default occurs. As of March 31, 2025, the Company had accrued interest expenses of $516, which is included in the loan payable on the balance sheet. The total outstanding principal and accrued interest expenses of the short-term loan was $20,516 as of March 31, 2025. On April 15, 2025, $20,000 of the loan payable was subsequently settled.

The promissory notes are unsecured and do not contain any covenants. The notes are classified as current liabilities due to their maturity within one year from the balance sheet date.

AETHER HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)